Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Cash used in operations	¥ (589,804)	¥ (472,024)	¥ (670,381)
Income tax paid	(3,791)	(2,866)
Net cash used in operating activities	(593,595)	(474,890)	(670,381)
Investing activities
Payments for purchase of property and equipment	(84,004)	(36,650)	(80,812)
Payments for purchase of intangible assets	(1,504)	(304)	(1,881)
Proceeds from disposal of property, equipment and intangible assets	1,060	1,903	2,166
Purchase of time deposits	(3,257,020)	(2,915,337)	(1,487,859)
Proceeds from maturity of time deposits	5,156,836	1,454,366	477,360
Payments for purchase of financial assets at FVTPL	(1,807,527)	(1,965,328)	(2,041,173)
Proceeds from sales of financial assets at FVTPL	324,791	2,925,265	929,785
Payment for loans to employees	(14,236)	(10,859)
Proceeds from collection of a loan to an employee	7,109
Net cash (used in)/generated from investing activities	325,505	(546,944)	(2,202,414)
Financing activities
Proceeds from issuance of ordinary shares	1	42,519	13,442
Proceeds from initial public offering and exercise of the over-allotment option, net of commissions	3,170,810
Proceeds from issuance of non-redeemable preferred shares		31
Proceeds from sales of treasury shares			6,480
Proceeds from issuance of preferred shares and other financial instruments subject to redemption and other preferential rights		485,262	2,163,410
Proceeds from issuance of financial liabilities measured at FVTPL			143,829
Payment of capital element of lease liabilities	(44,976)	(38,163)	(34,448)
Payment of interest element of lease liabilities	(2,276)	(2,853)	(3,574)
Payment of listing expenses relating to the initial public offering	(4,342)	(720)	(284)
Payment of repurchase of redeemable preferred shares			(59,825)
Payment for repurchase of ordinary shares			(44,442)
Repayment of subscription price for the financial instruments subject to redemption and other preferential rights		(39,122)
Proceeds from receipts of subscription price for the convertible redeemable preferred shares	19,319
Payment of withholding tax arising from the settlement of vested RSUs	(394,195)
Proceeds from bank loans	80,000
Payment of interest of bank loans	(466)
Advances to a management personnel	(1,425)
Proceeds from collection of the advances to a management personnel	1,425
Net cash generated from financing activities	2,823,875	446,954	2,184,588
Net decrease in cash	2,555,785	(574,880)	(688,207)
Cash at the beginning of the year	1,661,152	2,233,691	2,725,568
Effect of foreign exchange rate changes	51,363	2,341	196,330
Cash at the end of the year	¥ 4,268,300	¥ 1,661,152	¥ 2,233,691